August 22, 2012
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Huntington Funding, LLC

Ladies and Gentlemen:

Pursuant to Section 6 of the Securities Act of 1933, as amended (“1933 Act”), transmitted herewith on behalf of Huntington Funding, LLC (the “Depositor”) is a Registration Statement on Form S-3 relating to the Depositor’s asset backed securities program secured by motor vehicle retail installment sales contracts and/or installment loans that are secured by new and used automobiles and light-duty trucks.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Depositor.

If you have any questions or comments concerning the foregoing, please call me at (212) 536-4843.

Very truly yours,

/s/ Anthony R.G. Nolan

Anthony R.G. Nolan

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